Document and Entity Information	12 Months Ended
Dec. 31, 2014
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2014
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY
Trading Symbol	CMGE
Entity Registrant Name	CHINA MOBILE GAMES & ENTERTAINMENT GROUP LTD
Entity Central Index Key	0001528752
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Common Class A
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	257,523,929
Common Class B
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	180,821,228